SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Loss Per Share (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Details
Potentially dilutive securities, Common shares from convertible debentures	76,578,752	73,871,688	101,203,285	232,333,598
Potentially dilutive securities, Common shares from outstanding warrants	237,547,006	223,204,339	203,130,756	192,148,956